GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at March 31, 2020 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 73.3%	Value
	Auto-Cars/Light Trucks: 9.8%
1,000,000	Daimler International Finance BV, 4.800%, 04/09/21	$142,725

	Computers: 9.7%
1,000,000	Lenovo Group Ltd., 4.950%, 06/10/20	141,167

	Export/Import Bank: 10.0%
1,000,000	Export-Import Bank of Korea, 4.500%, 01/27/24	146,407

	Finance - Leasing Company: 9.8%
1,000,000	Far East Horizon Ltd., 4.900%, 02/27/21	143,069

	Real Estate Operator/Developer: 19.6%
1,000,000	Franshion Brilliant Ltd., 5.200%, 03/08/21	143,251
1,000,000	Shui On Development Holding Ltd., 6.875%, 03/02/21	143,812
		287,063

	Supranational Banks: 14.4%
1,000,000	Arab Petroleum Investments Corp, 4.700%, 03/13/21	140,785
500,000	Asian Development Bank, 2.850%, 10/21/20	70,512
		211,297

	Total Corporate Bonds	$1,071,728
	(cost $1,188,705)

	Total Investments in Securities	1,071,728
	(cost $1,188,705): 73.3%

	Other Assets less Liabilities: 26.7%	391,374

	Net Assets: 100.0%	$1,463,102